Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS

NOTE 15 — BORROWINGS

As of December 31, 2025 and June 30, 2026, interest-bearing borrowings consist of the following:

		As of December 31,	As of June 30,
	Notes	2025	2026
Secured bank loan, due October 2040	(1)	$2,727,955	$2,660,015
Other secured borrowings	(2)	2,009,569	1,512,334
Total		$4,737,524	$4,172,349

Notes:

(1)	The secured bank loan was obtained from Nanyang Commercial Bank, Limited and bears interest at Hong Kong dollar prime rate minus 1.2% per annum. The bank borrowing is collateralized by the Company’s property with an aggregate net carrying amount of $4,221,256 and $4,124,771 as of December 31, 2025 and June 30, 2026. The secured bank loan contains a repayment-on-demand clause and is therefore classified as current liability. Interest expense of nil and $59,542 on this secured bank loan was recognized for the six months ended June 30, 2025 and 2026.

(2)	The other secured borrowings were obtained from a financial institution, an independent third party, and are collateralized by marketable equity securities with a carrying amount of $4,980,098 and $7,281,188 as of December 31, 2025 and June 30, 2026. The borrowings bear interest at 19.25% to 19.50% per annum and have no fixed repayment terms. Interest expense of nil and $174,186 on these borrowings was recognized for the six months ended June 30, 2025 and 2026.

As of June 30, 2026, annual contractual repayments on bank borrowings in the next five fiscal years and thereafter are as follows:

As of June 30, 2026
June 30, 2027	$244,925
June 30, 2028	244,925
June 30, 2029	244,925
June 30, 2030	244,925
June 30, 2031	244,925
Thereafter	2,285,964
$3,510,589
Less: Interest	(850,574)
Total bank borrowings, net of interest	2,660,015

As of June 30, 2026, annual principal maturities on bank borrowings maturing in the next five fiscal years and thereafter are as follows:

As of June 30, 2026
June 30, 2027	$139,801
June 30, 2028	145,567
June 30, 2029	151,571
June 30, 2030	157,822
June 30, 2031	164,332
Thereafter	1,900,922
Total bank borrowings, net of interest	2,660,015